Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2016 Segment
Number of reporting segments	7
Stock rotation measurement period	6 months
Manufacturer's standard warranty period	1 year
Manufacturer's standard warranty description	In the Information Equipment Group, Kyocera provides a standard one year manufacturer's warranty on its products
Extended warranty description	For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term.
Minimum
Lease receivable terms (in years)	1 year
Maximum
Lease receivable terms (in years)	7 years